UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21199 and 811-21298

Name of Fund:   BBIF Treasury Fund and Master Treasury LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Treasury Fund

              and Master Treasury LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2018

Date of reporting period: 06/30/2017

Item 1 – Schedule of Investments

Schedule of Investments	BBIF Treasury Fund
June 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Security	Value

Investment Companies — 100.0%

Master Treasury LLC	$732,571,132

Total Investments — 100.0% (Cost: $732,571,132)	732,571,132
Liabilities in Excess of Other Assets — (0.0)%	(247,692)

Net Assets — 100.0%	$732,323,440

BBIF Treasury Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Treasury LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2017, the value of the investment and the percentage owned by the Fund of the Master LLC was $732,571,132 and 36.1%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2017, there were no transfers between levels.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments	Master Treasury LLC
June 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Obligations — 96.8%

U.S. Treasury Bills(a):
0.84%, 07/06/17	USD	135,000	$134,984,250
0.88%, 07/13/17		391,485	391,370,887
0.86%, 07/20/17		324,525	324,378,359
0.89%, 07/27/17		94,000	93,939,579
0.62%, 08/10/17		30,000	29,979,333
0.67%, 08/24/17		10,000	9,989,950
0.84%, 09/07/17		36,475	36,417,471
0.95%, 09/14/17		71,000	70,859,562
0.98%, 09/28/17		200,834	200,351,312
0.95%, 10/12/17		51,275	51,135,632
0.95%, 10/19/17		20,000	19,942,250
0.96%, 10/26/17		10,000	9,968,962
0.98%, 11/02/17		19,000	18,936,192
1.02%, 11/09/17		23,000	22,915,050
1.03%, 11/16/17		6,470	6,444,514
1.08%, 12/07/17		14,380	14,312,042
1.11%, 12/14/17		40,000	39,796,558
1.13%, 12/21/17		122,000	121,343,369

Security	Par (000)		Value

U.S. Treasury Obligations (continued)

U.S. Treasury Notes:
1.08%, 07/31/17(b)	USD	65,000	$64,998,728
0.88% - 4.75%, 08/15/17		4,530	4,549,718
1.17%, 10/31/17(b)		47,527	47,521,906
4.25%, 11/15/17		21,995	22,271,609
1.27%, 01/31/18(b)		50,445	50,446,963
0.75%, 02/28/18		9,290	9,267,870
2.88%, 03/31/18		20,000	20,263,679
1.19%, 04/30/18(b)		42,375	42,376,434
1.18%, 07/31/18(b)		15,000	15,000,000
1.17%, 10/31/18(b)		35,075	35,073,589
1.14%, 01/31/19(b)		35,000	35,000,000
1.07%, 04/30/19(b)		21,875	21,873,914

Total U.S. Treasury Obligations — 96.8% (Cost: $1,965,709,682)			1,965,709,682

Total Investments — 96.8% (Cost: $1,965,709,682)(c)			1,965,709,682
Other Assets Less Liabilities — 3.2%			64,885,917

Net Assets — 100.0%			$2,030,595,599

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities
U.S. Treasury Obligations	$–	$1,965,709,682	$–	$1,965,709,682

During the period ended June 30, 2017, there were no transfers between levels.

2                                                                                                                                                                SCHEDULE OF INVESTMENTS

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Treasury Fund and Master Treasury LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Treasury Fund and Master Treasury LLC

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Treasury Fund and Master Treasury LLC

Date:	August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Treasury Fund and Master Treasury LLC

Date:	August 22, 2017